Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Schedule of Disaggregation of Revenues

Information on disaggregation of revenues for the year ended March 31, 2021 is as follows:

	IT Services										IT Products		ISRE		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	-	₹	8,912	₹	611,767
Sale of products		-		-		-		-		-		7,663		-		7,663
	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430
B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,609	₹	103,040	₹	56,275	₹	23,228	₹	185,152
Health		64,397		18		12,390		4,789		81,594
Consumer		68,258		2,306		17,731		10,544		98,839
Communications		6,252		1,112		8,247		15,512		31,123
Energy, Natural Resources and Utilities		426		27,405		31,271		19,717		78,819
Manufacturing		265		23,350		22,339		3,024		48,978
Technology		35,180		21,689		16,245		5,236		78,350
	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430
C. Revenue by nature of contract
Fixed price and volume based	₹	98,868	₹	110,143	₹	108,591	₹	54,519	₹	372,121	₹	-	₹	7,166	₹	379,287
Time and materials		78,519		68,777		55,907		27,531		230,734		-		1,746		232,480
Products		-		-		-		-		-		7,663		-		7,663
	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430

Information on disaggregation of revenues for the year ended March 31, 2022 is as follows:

	IT Services										IT Products		ISRE		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	-	₹	7,295	₹	784,761
Sale of products		-		-		-		-		-		6,173		-		6,173
	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	6,173	₹	7,295	₹	790,934
B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,609	₹	144,076	₹	93,039	₹	30,048	₹	269,772
Health		73,542		127		13,975		3,407		91,051
Consumer		89,824		2,589		31,718		12,310		136,441
Communications		9,387		1,207		12,952		15,035		38,581
Energy, Natural Resources and Utilities		712		36,413		38,421		19,038		94,584
Manufacturing		199		26,662		23,220		3,197		53,278
Technology		40,570		27,049		18,696		7,444		93,759
	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	6,173	₹	7,295	₹	790,934
C. Revenue by nature of contract
Fixed price and volume based	₹	121,656	₹	131,975	₹	139,031	₹	56,104	₹	448,766	₹	-	₹	5,789	₹	454,555
Time and materials		95,187		106,148		92,990		34,375		328,700		-		1,506		330,206
Products		-		-		-		-		-		6,173		-		6,173
	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	6,173	₹	7,295	₹	790,934

Information on disaggregation of revenues for the year ended March 31, 2023 is as follows:

	IT Services										IT Products		ISRE		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	260,143	₹	277,024	₹	255,435	₹	100,404	₹	893,006	₹	-	₹	5,823	₹	898,829
Sale of products		-		-		-		-		-		6,047		-		6,047
	₹	260,143	₹	277,024	₹	255,435	₹	100,404	₹	893,006	₹	6,047	₹	5,823	₹	904,876
B. Revenue by sector
Banking, Financial Services and Insurance	₹	4,611	₹	171,085	₹	102,741	₹	33,406	₹	311,843
Health		82,992		213		17,896		4,089		105,190
Consumer		109,398		4,087		38,010		16,149		167,644
Communications		13,059		1,399		13,510		14,405		42,373
Energy, Natural Resources and Utilities		739		39,949		39,767		22,280		102,735
Manufacturing		163		33,148		24,732		3,424		61,467
Technology		49,181		27,143		18,779		6,651		101,754
	₹	260,143	₹	277,024	₹	255,435	₹	100,404	₹	893,006	₹	6,047	₹	5,823	₹	904,876
C. Revenue by nature of contract
Fixed price and volume based	₹	150,188	₹	141,397	₹	146,280	₹	58,667	₹	496,532	₹	-	₹	4,672	₹	501,204
Time and materials		109,955		135,627		109,155		41,737		396,474		-		1,151		397,625
Products		-		-		-		-		-		6,047		-		6,047
	₹	260,143	₹	277,024	₹	255,435	₹	100,404	₹	893,006	₹	6,047	₹	5,823	₹	904,876